CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 3,028	$ 5,126
Accounts receivable, net	8	12
Loans receivable, net of provision for loan losses of $2,174 and $194, respectively	22,096	33,886
Interest receivable	286	1,342
Other receivables and prepayments, net of provision for credit losses of $39 and $nil, respectively	232	5,904
Current assets held for sale	0	97
Total current assets	25,650	46,367
Deposits for acquisition of subsidiaries	4,966	21,795
Plant and equipment, net	52,141	55,085
Operating lease right-of-use assets, net	199	0
Intangible assets	446	0
Long-term loans receivable, net of $nil provision for loan losses	1,621	7,293
Goodwill	5,107	3,906
Non-current assets held for sale		5,271
Total assets	90,130	139,717
CURRENT LIABILITIES
Short-term bank loan	201	155
Accounts payable, trade	0	1
Other payables and accrued liabilities	946	1,255
Operating lease liability, current	160	0
Unsecured promissory note due to shareholder	5,192	0
Customer deposits		1
Taxes payable	657	693
Warrant derivative liability	249	0
Convertible notes - current	42	46
Current liabilities held for sale		4,342
Total current liabilities	7,447	6,493
LONG-TERM LIABILITIES
Long-term bank loan	6,040	6,255
Operating lease liability, non-current	39	0
Convertible notes - non-current	118	145
Warrant derivative liability - non- current		253
Non-current Deferred tax liabilities	5,859	6,183
Non-current liabilities held for sale		623
Total liabilities	19,503	19,952
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil and nil issued and outstanding as of December 31, 2020 and 2019, respectively
Ordinary shares, $0.004 par value, 500,000,000 shares authorized, 101,158,228 and 80,026,647 issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	405	320
Additional paid-in-capital	135,347	116,943
Retained earnings (deficit)	(65,120)	2,316
Accumulated other comprehensive income (loss)	(5)	(10)
Total SGOCO Group, Ltd. shareholders' equity	70,627	119,569
Non-controlling interests		196
Total shareholders' equity	70,627	119,765
Total liabilities and shareholders' equity	$ 90,130	$ 139,717